SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
SEGMENT INFORMATION
SEGMENT INFORMATION
The overall concept that IAC employs in determining its operating segments is to present the financial information in a manner consistent with how the chief operating decision maker and executive management view the businesses, how the businesses are organized as to segment management, and the focus of the businesses with regards to the types of services or products offered or the target market. Operating segments are combined for reporting purposes if they meet certain aggregation criteria, which principally relate to the similarity of their economic characteristics or, in the case of Other, do not meet the quantitative thresholds that require presentation as separate operating segments.

	Years Ended December 31,
	2012	2011	2010
	(In thousands)
Revenue:
Search & Applications	$1,465,795	$1,040,507	$805,284
Match	713,449	518,027	400,723
Local	322,627	303,418	263,749
Media	164,824	70,164	49,692
Other	134,555	128,065	118,749
Inter-segment elimination	(317)	(737)	(1,382)
Total	$2,800,933	$2,059,444	$1,636,815

	Years Ended December 31,
	2012	2011	2010
	(In thousands)
Operating Income (Loss):
Search & Applications	$305,644	$204,006	$128,356
Match	205,492	137,555	115,367
Local	21,735	25,533	8,405
Media	(51,776)	(16,275)	(23,385)
Other	(7,689)	(3,896)	(31,600)
Corporate	(149,838)	(149,161)	(147,348)
Total	$323,568	$197,762	$49,795

	Years Ended December 31,
	2012	2011	2010
	(In thousands)
Operating Income Before Amortization(a):
Search & Applications	$313,146	$204,980	$140,792
Match	225,765	156,274	122,057
Local	24,932	28,284	10,671
Media	(44,827)	(15,845)	(21,849)
Other	(6,095)	(2,499)	2,091
Corporate	(67,957)	(62,787)	(64,183)
Total	$444,964	$308,407	$189,579

	December 31,
	2012	2011
	(In thousands)
Segment Assets(b):
Search & Applications	$355,159	$246,459
Match	225,781	190,338
Local	46,842	46,581
Media	71,495	25,429
Other	28,842	15,910
Corporate	978,651	1,148,517
Total	$1,706,770	$1,673,234

	Years Ended December 31,
	2012	2011	2010
	(In thousands)
Depreciation:
Search & Applications	$14,995	$25,484	$35,754
Match	16,339	10,780	11,042
Local	10,136	10,388	7,785
Media	1,398	703	245
Other	1,074	851	828
Corporate	8,539	8,513	8,243
Total	$52,481	$56,719	$63,897

	Years Ended December 31,
	2012	2011	2010
	(In thousands)
Capital expenditures:
Search & Applications	$15,320	$8,698	$17,169
Match	19,853	17,447	10,087
Local	6,666	9,299	10,513
Media	1,178	905	474
Other	1,819	970	951
Corporate	6,365	2,635	635
Total	$51,201	$39,954	$39,829

_______________________________________________________________________________

(a)
The Company's primary metric is Operating Income Before Amortization, which is defined as operating income excluding, if applicable: (1) non-cash compensation expense, (2) amortization and impairment of intangibles, (3) goodwill impairment and (4) one-time items. The Company believes this measure is useful to investors because it represents the operating results from IAC's segments, taking into account depreciation, which it believes is an ongoing cost of doing business, but excluding the effects of any other non-cash expenses. Operating Income Before Amortization has certain limitations in that it does not take into account the impact to IAC's statement of operations of certain expenses, including non-cash compensation and acquisition related accounting. IAC endeavors to compensate for the limitations of the non-U.S. GAAP measure presented by providing the comparable U.S. GAAP measure with equal or greater prominence, financial statements prepared in accordance with U.S. GAAP, and descriptions of the reconciling items, including quantifying such items, to derive the non-U.S. GAAP measure.

(b)	Consistent with the Company's primary metric (described in (a) above), the Company excludes, if applicable, goodwill and intangible assets from the measure of segment assets presented above.
Revenue by geography is based on where the customer is located. Geographic information about revenue and long-lived assets is presented below:

	Years Ended December 31,
	2012	2011	2010
	(In thousands)
Revenue
United States	$1,966,383	$1,583,322	$1,359,655
All other countries	834,550	476,122	277,160
Total	$2,800,933	$2,059,444	$1,636,815

	December 31,
	2012	2011
	(In thousands)
Long-lived assets (excluding goodwill and intangible assets)
United States	$251,379	$246,550
All other countries	19,133	13,038
Total	$270,512	$259,588

The following tables reconcile Operating Income Before Amortization to operating income (loss) for the Company's reportable segments:

	Year Ended December 31, 2012
	Operating Income Before Amortization	Non-Cash Compensation Expense	Amortization of Intangibles	Operating Income (Loss)
	(In thousands)
Search & Applications	$313,146	$(34)	$(7,468)	$305,644
Match	225,765	(2,818)	(17,455)	205,492
Local	24,932	—	(3,197)	21,735
Media	(44,827)	(770)	(6,179)	(51,776)
Other	(6,095)	(122)	(1,472)	(7,689)
Corporate	(67,957)	(81,881)	—	(149,838)
Total	$444,964	$(85,625)	$(35,771)	$323,568

	Year Ended December 31, 2011
	Operating Income Before Amortization	Non-Cash Compensation Expense	Amortization of Intangibles	Operating Income (Loss)
	(In thousands)
Search & Applications	$204,980	$202	$(1,176)	$204,006
Match	156,274	(1,642)	(17,077)	137,555
Local	28,284	—	(2,751)	25,533
Media	(15,845)	(427)	(3)	(16,275)
Other	(2,499)	(347)	(1,050)	(3,896)
Corporate	(62,787)	(86,374)	—	(149,161)
Total	$308,407	$(88,588)	$(22,057)	$197,762

	Year Ended December 31, 2010
	Operating Income Before Amortization	Non-Cash Compensation Expense	Amortization of Intangibles	Goodwill Impairment	Operating (Loss) Income
	(In thousands)
Search & Applications	$140,792	$(630)	$(11,806)	$—	$128,356
Match	122,057	153	(6,843)	—	115,367
Local	10,671	—	(2,266)	—	8,405
Media	(21,849)	(458)	(1,078)	—	(23,385)
Other	2,091	(180)	(5,479)	(28,032)	(31,600)
Corporate	(64,183)	(83,165)	—	—	(147,348)
Total	$189,579	$(84,280)	$(27,472)	$(28,032)	$49,795

The following tables reconcile segment assets to total assets:

	December 31, 2012
	Segment Assets	Goodwill	Indefinite-Lived Intangible Assets	Definite-Lived Intangible Assets	Total Assets
	(In thousands)
Search & Applications	$355,159	$723,650	$197,304	$64,457	$1,340,570
Match	225,781	683,935	158,098	5,612	1,073,426
Local	46,842	143,782	5,382	21,104	217,110
Media	71,495	15,590	1,800	2,020	90,905
Other	28,842	49,197	16,380	10,747	105,166
Corporate(c)	978,651	—	—	—	978,651
Total	$1,706,770	$1,616,154	$378,964	$103,940	$3,805,828

	December 31, 2011
	Segment Assets	Goodwill	Indefinite-Lived Intangible Assets	Definite-Lived Intangible Assets	Total Assets
	(In thousands)
Search & Applications	$246,459	$526,444	$163,604	$6	$936,513
Match	190,338	667,073	156,699	21,501	1,035,611
Local	46,581	127,698	18,205	1,293	193,777
Media	25,429	15,590	1,800	—	42,819
Other	15,910	21,719	11,180	3,819	52,628
Corporate(c)	1,148,517	—	—	—	1,148,517
Total	$1,673,234	$1,358,524	$351,488	$26,619	$3,409,865
_____________________________________

(c)	Corporate assets consist primarily of cash and cash equivalents, marketable securities and IAC's headquarters building.